Other Reserves - Summary of Information About Other Reserves (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Employee benefits reserve	$ 278	$ 232	$ 219
Foreign currency translation reserve	796	793	793
Hedging reserve	(586)	(400)	(71)
Distributable profits reserve	3,541	58	462
Other reserves	2
Total	$ 4,031	$ 683	$ 1,403